INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Components of Income Tax Expense (Benefit)
The components of income tax expense (benefit) are summarized as follows:

	Year ended December 31,
	2022	2021	2020
Total current tax expense	2,080	2,953	839
Total deferred tax expense	(363)	(493)	827
Total income tax expense	1,717	2,460	1,666

Effective Income Tax Rate Reconciliation
The following table reconciles the expected tax expense at the statutory rates applicable in the countries where the Company operates to the total income tax expense as calculated:

	Year ended December 31,
	2022	2021	2020
Net income (loss) (including non-controlling interests)	9,538	15,565	(578)
Income tax expense	1,717	2,460	1,666
Income before tax	11,255	18,025	1,088
Tax expense at the statutory rates applicable to income in the countries[1]	2,818	4,146	136
Permanent items	(303)	500	714
Rate changes	—	12	—
Net change in measurement of deferred tax assets	(1,154)	(2,956)	454
Tax effects of foreign currency translation	(34)	—	41
Tax credits	(22)	(24)	(13)
Other taxes	394	688	267
Others	18	94	67
Income tax expense	1,717	2,460	1,666
1.Tax expense at the statutory rates is based on income before tax excluding income from investments in associates, joint ventures and other investments.
Schedule of Permanent Items

Permanent items	Year ended December 31,
	2022	2021	2020
Taxable reversals of (tax deductible) write-downs on shares and receivables	(109)	735	630
Juros sobre o Capital Próprio	(229)	(323)	(37)
Other permanent items	35	88	121
Total permanent items	(303)	500	714

Schedule of Other Tax Items

Others	Year ended December 31,
	2022	2021	2020
Tax contingencies/settlements	(3)	137	87
Prior period taxes	14	(31)	(15)
Others	7	(12)	(5)
Total	18	94	67

Disclosure of Income Tax Recorded Directly in Equity

	Year ended December 31,
	2022	2021	2020
Recognized in other comprehensive income on:
Deferred tax expense (benefit)
Unrealized gain on investments in equity instruments at FVOCI	—	167	56
Gain (loss) on derivative financial instruments	(31)	648	(28)
Recognized actuarial gain (loss)	193	144	(69)
Foreign currency translation adjustments	143	59	(335)
	305	1,018	(376)
Recognized directly in equity on:
Current tax expense (benefit)
Realized gain on investments in equity instruments at FVOCI	—	—	4
Deferred tax expense (benefit)
Loss related to repurchase of MCNs	—	(185)	—
Realized gain on investments in equity instruments at FVOCI	—	—	9
	—	(185)	13

Total	305	833	(363)

Disclosure of Temporary Differences, Unused Tax Losses and Unused Tax Credits
The origin of the deferred tax assets and liabilities is as follows:

	Assets		Liabilities		Net
	2022	2021	2022	2021	2022	2021
Intangible assets	21	15	(553)	(487)	(532)	(472)
Property, plant and equipment	172	150	(3,757)	(4,076)	(3,585)	(3,926)
Inventories	214	273	(116)	(40)	98	233
Financial instruments	47	82	(16)	(799)	31	(717)
Other assets	161	152	(538)	(486)	(377)	(334)
Provisions	819	1,083	(389)	(253)	430	830
Other liabilities	474	531	(119)	(31)	355	500
Tax losses and other tax benefits carried forward	9,340	9,530	—	—	9,340	9,530
Tax credits carried forward	128	134	—	—	128	134
Deferred tax assets (liabilities)	11,376	11,950	(5,488)	(6,172)	5,888	5,778
Deferred tax assets					8,554	8,147
Deferred tax liabilities					(2,666)	(2,369)
Deferred tax assets recognized by the Company as of December 31, 2022 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	126,685	31,587	9,340	22,247
Tax credits carried forward	600	600	128	472
Other temporary differences	10,543	2,663	1,908	755
Total		34,850	11,376	23,474
Deferred tax assets recognized by the Company as of December 31, 2021 included the following:

	Gross amount	Total deferred tax assets	Recognized deferred tax assets	Unrecognized deferred tax assets
Tax losses and other tax benefits carried forward	133,107	33,236	9,530	23,706
Tax credits carried forward	671	671	134	537
Other temporary differences	11,695	3,033	2,286	747
Total		36,940	11,950	24,990
This includes net operating losses and other tax benefits of 5.2 billion primarily related to subsidiaries in the Basque Country in Spain, Luxembourg and the United States, which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2023	3	238	241
2024	18	63	81
2025	4	61	65
2026	1	9	10
2027	5	6	11
2028 - 2043	534	4,249	4,783
Total	565	4,626	5,191
Such amount includes tax credits of 495 (of which 65 recognized and 430 unrecognized) and primarily attributable to subsidiaries in the Basque country in Spain which expire as follows:

Year expiring	Recognized	Unrecognized	Total
2023	—	2	2
2024	—	1	1
2025	—	1	1
2026	—	1	1
2027	—	1	1
2028 - 2043	65	424	489
Total	65	430	495